RESEARCH AFFILIATES DELETIONS ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.5%
Communication Services - 7.5%
Alternative Carriers - 1.9%
Cogent Communications Holdings, Inc.	3,428	$64,584
Iridium Communications, Inc.	7,298	202,446
Lumen Technologies, Inc. (a)	51,086	355,048
		622,078
Broadcasting - 0.4%
Paramount Skydance Corp.	15,064	135,877

Cable & Satellite - 1.1%
Cable One, Inc.	695	63,391
Liberty Broadband Corp. - Class C (a)	2,027	101,958
Sirius XM Holdings, Inc.	8,378	193,364
		358,713
Integrated Telecommunication Services - 0.0% (b)
GCI Liberty, Inc. - Class C (a)	386	14,363

Interactive Media & Services - 3.2%
Bumble, Inc. - Class A (a)	42,012	136,959
IAC, Inc. (a)	5,122	205,033
Match Group, Inc.	6,175	189,634
TripAdvisor, Inc. (a)	14,433	153,856
Ziff Davis, Inc. (a)	6,207	260,446
ZoomInfo Technologies, Inc. (a)	20,815	124,474
		1,070,402
Movies & Entertainment - 0.9%
Madison Square Garden Sports Corp. (a)	949	305,009
Total Communication Services		2,506,442

Consumer Discretionary - 16.8%
Apparel Retail - 0.7%
Abercrombie & Fitch Co. - Class A (a)	2,586	236,283

Apparel, Accessories & Luxury Goods - 2.5%
Capri Holdings Ltd. (a)	11,995	211,352
Carter's, Inc.	5,433	194,284
Under Armour, Inc. - Class A (a)	31,371	185,402
VF Corp.	15,304	260,015
		851,053

RESEARCH AFFILIATES DELETIONS ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Automotive Retail - 1.2%
Advance Auto Parts, Inc.	5,580	$294,345
CarMax, Inc. (a)	2,841	118,129
		412,474
Broadline Retail - 2.5%
Etsy, Inc. (a)	4,207	210,266
Kohl's Corp.	27,220	351,138
Macy's, Inc.	16,017	289,747
		851,151
Casinos & Gaming - 0.6%
MGM Resorts International (a)	5,774	213,696

Distributors - 0.8%
LKQ Corp.	4,799	140,947
Pool Corp.	610	123,421
		264,368
Education Services - 0.5%
Grand Canyon Education, Inc. (a)	1,011	171,900

Home Furnishings - 0.6%
Leggett & Platt, Inc.	19,024	187,957

Hotels, Resorts & Cruise Lines - 0.6%
Marriott Vacations Worldwide Corp.	3,168	206,300

Household Appliances - 0.3%
Helen of Troy Ltd. (a)	6,590	95,028

Housewares & Specialties - 0.4%
Newell Brands, Inc.	38,760	132,947

Leisure Products - 3.3%
Brunswick Corp.	3,904	284,055
Hasbro, Inc.	2,946	275,746
Polaris, Inc.	5,381	293,264
YETI Holdings, Inc. (a)	6,408	234,469
		1,087,534
Motorcycle Manufacturers - 0.5%
Harley-Davidson, Inc.	8,053	162,832

RESEARCH AFFILIATES DELETIONS ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Other Specialty Retail - 1.3%
Academy Sports & Outdoors, Inc.	5,530	$312,168
Bath & Body Works, Inc.	5,980	111,647
		423,815
Restaurants - 0.3%
Wendy's Co.	14,560	101,192

Specialized Consumer Services - 0.7%
Frontdoor, Inc. (a)	4,431	234,223
Total Consumer Discretionary		5,632,753

Consumer Staples - 3.0%
Brewers - 0.5%
Boston Beer Co., Inc. - Class A (a)	735	169,344

Packaged Foods & Meats - 1.4%
Campbell's Co.	4,922	109,613
Conagra Brands, Inc.	7,407	116,438
Lamb Weston Holdings, Inc.	3,385	143,050
Nomad Foods Ltd.	9,066	87,124
		456,225
Personal Care Products - 1.1%
Herbalife Ltd. (a)	25,259	371,813
Total Consumer Staples		997,382

Energy - 6.5%
Oil & Gas Drilling - 1.0%
Patterson-UTI Energy, Inc.	32,168	348,380

Oil & Gas Equipment & Services - 1.3%
Weatherford International PLC	4,394	415,585

Oil & Gas Exploration & Production - 1.8%
Murphy Oil Corp.	8,874	366,052
SM Energy Co.	7,966	248,380
		614,432
Oil & Gas Refining & Marketing - 2.4%
CVR Energy, Inc. (a)	9,189	309,210
PBF Energy, Inc. - Class A	10,609	505,200
		814,410
Total Energy		2,192,807

RESEARCH AFFILIATES DELETIONS ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Financials - 5.5%
Asset Management & Custody Banks - 0.6%
Franklin Resources, Inc.	9,541	$225,358

Consumer Finance - 1.5%
Ally Financial, Inc.	5,478	214,902
Bread Financial Holdings, Inc.	3,784	283,384
		498,286
Diversified Financial Services - 0.4%
Equitable Holdings, Inc.	3,665	136,008

Financial Exchanges & Data - 0.4%
MarketAxess Holdings, Inc.	798	131,654

Property & Casualty Insurance - 0.5%
CNA Financial Corp.	3,720	170,822

Regional Banks - 0.6%
Flagstar Bank NA	15,429	203,200

Transaction & Payment Processing Services - 1.5%
Jack Henry & Associates, Inc.	1,034	163,413
Marqeta, Inc. - Class A (a)	43,085	175,787
Western Union Co.	18,298	159,742
		498,942
Total Financials		1,864,270

Health Care - 18.7%
Biotechnology - 8.2%
Apellis Pharmaceuticals, Inc. (a)	9,383	377,478
Arrowhead Pharmaceuticals, Inc. (a)	13,053	818,423
Denali Therapeutics, Inc. (a)	10,996	211,123
Immunovant, Inc. (a)	11,322	281,238
Intellia Therapeutics, Inc. (a)	20,500	262,810
Moderna, Inc. (a)	6,369	323,545
Viking Therapeutics, Inc. (a)	6,346	206,499
Vir Biotechnology, Inc. (a)	29,837	267,340
		2,748,456
Health Care Equipment - 3.2%
Enovis Corp. (a)	5,248	119,392
Envista Holdings Corp. (a)	11,383	288,787
Integra LifeSciences Holdings Corp. (a)	11,071	104,289
Masimo Corp. (a)	1,145	203,661

RESEARCH AFFILIATES DELETIONS ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Omnicell, Inc. (a)	5,853	$195,373
Teleflex, Inc.	1,324	158,363
		1,069,865
Health Care Facilities - 1.4%
Acadia Healthcare Co., Inc. (a)	7,624	178,326
Surgery Partners, Inc. (a)	8,299	98,924
Universal Health Services, Inc. - Class B	1,024	183,265
		460,515
Health Care Services - 0.0% (b)
agilon health, Inc. (a)	1,632	12,908

Health Care Supplies - 0.9%
Dentsply Sirona, Inc.	13,080	151,728
Haemonetics Corp. (a)	2,860	161,190
		312,918
Life Sciences Tools & Services - 4.1%
Avantor, Inc. (a)	13,834	108,458
Azenta, Inc. (a)	6,775	143,156
Bio-Rad Laboratories, Inc. - Class A (a)	736	205,160
Charles River Laboratories International, Inc. (a)	1,543	266,167
Maravai LifeSciences Holdings, Inc. - Class A (a)	90,161	255,156
Revvity, Inc.	1,956	171,365
Sotera Health Co. (a)	15,917	228,250
		1,377,712
Pharmaceuticals - 0.9%
Viatris, Inc.	21,617	292,046
Total Health Care		6,274,420

Industrials - 7.6%
Air Freight & Logistics - 1.0%
CH Robinson Worldwide, Inc.	2,044	339,447

Cargo Ground Transportation - 0.7%
Schneider National, Inc. - Class B	8,470	223,269

Data Processing & Outsourced Services - 0.3%
Concentrix Corp.	3,555	97,265

Electrical Components & Equipment - 2.8%
Atkore, Inc.	2,808	165,419
Plug Power, Inc. (a)	203,214	459,264
Sensata Technologies Holding PLC	8,518	300,004
		924,687

RESEARCH AFFILIATES DELETIONS ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Human Resource & Employment Services - 0.7%
Alight, Inc. - Class A	34,013	$19,819
ManpowerGroup, Inc.	4,241	124,940
Paycom Software, Inc.	809	98,326
		243,085
Industrial Machinery & Supplies & Components - 0.6%
Stanley Black & Decker, Inc.	3,016	214,317

Passenger Ground Transportation - 1.2%
Avis Budget Group, Inc. (a)	1,930	281,490
Hertz Global Holdings, Inc. (a)	26,267	121,091
		402,581
Research & Consulting Services - 0.3%
Clarivate PLC (a)	41,841	105,858
Total Industrials		2,550,509

Information Technology - 20.0%
Application Software - 2.9%
BlackLine, Inc. (a)	3,784	140,008
Dropbox, Inc. - Class A (a)	6,263	142,295
Five9, Inc. (a)	7,188	109,042
LiveRamp Holdings, Inc. (a)	6,996	185,534
NCR Voyix Corp. (a)	21,328	135,006
RingCentral, Inc. - Class A	7,130	265,165
		977,050
Communications Equipment - 6.3%
Lumentum Holdings, Inc. (a)	2,996	2,105,469

Electronic Manufacturing Services - 1.0%
IPG Photonics Corp. (a)	3,050	349,500

Internet Services & Infrastructure - 0.8%
Akamai Technologies, Inc. (a)	2,238	257,034

IT Consulting & Other Services - 1.3%
ASGN, Inc. (a)	3,563	137,924
DXC Technology Co. (a)	11,558	145,284
EPAM Systems, Inc. (a)	1,145	155,033
		438,241
Semiconductor Materials & Equipment - 1.5%
Axcelis Technologies, Inc. (a)	3,686	343,093
Enphase Energy, Inc. (a)	4,132	156,231
		499,324

RESEARCH AFFILIATES DELETIONS ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Semiconductors - 4.3%
Qorvo, Inc. (a)	2,553	$197,602
Semtech Corp. (a)	6,647	511,088
Silicon Laboratories, Inc. (a)	1,775	369,466
Skyworks Solutions, Inc.	2,836	151,868
Synaptics, Inc. (a)	3,282	229,871
		1,459,895
Systems Software - 1.0%
Gen Digital, Inc.	6,895	129,833
Teradata Corp. (a)	8,412	215,599
		345,432
Technology Distributors - 0.7%
Avnet, Inc.	3,887	239,517

Technology Hardware, Storage & Peripherals - 0.2%
Xerox Holdings Corp.	40,659	52,450
Total Information Technology		6,723,912

Materials - 7.2%
Commodity Chemicals - 1.4%
Olin Corp.	8,424	250,446
Westlake Corp.	1,965	229,551
		479,997
Diversified Chemicals - 1.5%
Chemours Co.	14,441	318,135
Huntsman Corp.	13,532	180,111
		498,246
Diversified Metals & Mining - 1.1%
MP Materials Corp. (a)	7,427	358,427

Fertilizers & Agricultural Chemicals - 1.4%
FMC Corp.	4,511	77,679
Mosaic Co.	5,956	151,878
Scotts Miracle-Gro Co.	3,628	220,619
		450,176
Specialty Chemicals - 1.8%
Ashland, Inc.	3,298	183,402
Celanese Corp.	3,850	253,215
Eastman Chemical Co.	2,344	178,894
		615,511
Total Materials		2,402,357

RESEARCH AFFILIATES DELETIONS ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value
Utilities - 2.7%
Electric Utilities - 1.3%
Hawaiian Electric Industries, Inc. (a)	17,468	$259,225
Pinnacle West Capital Corp.	1,886	190,015
		449,240
Gas Utilities - 0.6%
ONE Gas, Inc.	2,341	201,630

Independent Power Producers & Energy Traders - 0.8%
AES Corp.	18,230	256,861
Total Utilities		907,731
TOTAL COMMON STOCKS (Cost $29,735,495)		32,052,583

REAL ESTATE INVESTMENT TRUSTS - 4.4%
Financials - 0.6%
Mortgage REITs - 0.6%
Annaly Capital Management, Inc.	9,362	198,006

Real Estate - 3.8%
Hotel & Resort REITs - 0.7%
Host Hotels & Resorts, Inc.	12,897	247,107

Office REITs - 2.6%
BXP, Inc.	2,863	148,590
Douglas Emmett, Inc.	13,013	122,582
Highwoods Properties, Inc.	6,356	136,082
JBG SMITH Properties	13,019	190,208
SL Green Realty Corp.	3,412	126,039
Vornado Realty Trust	5,082	132,081
		855,582
Single-Family Residential REITs - 0.5%
Equity LifeStyle Properties, Inc.	2,805	175,088
Total Real Estate		1,277,777
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,926,106)		1,475,783

WARRANTS - 0.0% (b)	Contracts
Information Technology - 0.0% (b)
Technology Hardware, Storage & Peripherals — 0.0% (b)
Xerox Holdings Corp., Expires 02/14/2028, Exercise Price $8.00 (a)	20,829	1,885
TOTAL WARRANTS (Cost $0)		1,885

RESEARCH AFFILIATES DELETIONS ETF
SCHEDULE OF INVESTMENTS
March 31, 2026 (Unaudited)

	Shares	Value

RIGHTS - 0.0%
Sycamore Partners LLC, Expires 08/28/2026, Exercise Price $3.00 (a)(c)	18,042	$—
TOTAL RIGHTS (Cost $0)		—

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.0% (b)
First American Government Obligations Fund - Class X, 3.58% (d)	6,280	6,280
TOTAL MONEY MARKET FUNDS (Cost $6,280)		6,280

TOTAL INVESTMENTS - 99.9% (Cost $31,667,881)		$33,536,531
Other Assets in Excess of Liabilities - 0.1%		29,868
TOTAL NET ASSETS - 100.0%		$33,566,399

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of March 31, 2026.

(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

RESEARCH AFFILIATES DELETIONS ETF

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Research Affiliates Deletions ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3(a)	TOTAL
Investments:
Common Stocks	$32,052,583	$—	$—	$32,052,583
Real Estate Investment Trusts	1,475,783	—	—	1,475,783
Warrants	1,885	—	—	1,885
Rights	—	—	0(b)	0(b)
Money Market Funds	6,280	—	—	6,280
Total Investments	$33,536,531	$—	$ 0(b)	$33,536,531
(a) Management has decided that the amount of Level 3 securities compared to total net assets is not material to the Fund; therefore, the roll forward of Level 3 securities and assumptions are not shown for the current fiscal period for the Fund.
(b) Represents less than $0.50.

Refer to the Schedule of Investments for further disaggregation of investment categories.